Property, Plant and Equipment - Schedule of Other Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 5,283	$ 15,547
Accumulated depreciation and amortization	(263)	(10,090)
Total other property and equipment, net	$ 5,020	5,457
Furniture and fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	7 years
Total other property and equipment	$ 25	92
Software and Licenses [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	3 years
Total other property and equipment	$ 628	8,612
Computers and other hardware [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	3 years
Total other property and equipment	$ 1	11
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	5 years
Total other property and equipment	$ 1,569	1,905
Machinery and equipment [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	5 years
Total other property and equipment	$ 112	225
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	6 years
Total other property and equipment	$ 31	443
Compressors [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	5 years
Total other property and equipment	$ 2,917	$ 4,259